BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 26,489,050	$ 47,231,216
OTHER ASSETS
Cash and cash equivalents	7,526,780	7,926,372
Notes receivable	69,698	69,698
Deferred acquisition costs, net of accumulated amortization	2,567,553	5,139,203
Other assets	180,995	200,011
Assets	36,834,076	60,566,500
LIABILITIES
Accounts payable and accrued expenses	72,296	184,088
Accounts payable - affiliates	54,365,790	51,518,653
Capital contributions payable	1,135,980	1,158,822
Liabilities	55,574,066	52,861,563
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(11,386,367)	14,794,108
General partner	(7,353,623)	(7,089,171)
Partners' Capital	(18,739,990)	7,704,937
Liabilities and Stockholders' Equity	36,834,076	60,566,500
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	479,690	245,496
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	479,690	245,496
LIABILITIES
Accounts payable and accrued expenses	27,500	17,876
Accounts payable - affiliates	2,209,870	2,695,130
Capital contributions payable	0	0
Liabilities	2,237,370	2,713,006
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,431,851)	(2,134,583)
General partner	(325,829)	(332,927)
Partners' Capital	(1,757,680)	(2,467,510)
Liabilities and Stockholders' Equity	479,690	245,496
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	244,322	338,841
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	244,322	338,841
LIABILITIES
Accounts payable and accrued expenses	10,000	8,020
Accounts payable - affiliates	1,411,079	1,585,039
Capital contributions payable	0	0
Liabilities	1,421,079	1,593,059
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,003,039)	(1,079,725)
General partner	(173,718)	(174,493)
Partners' Capital	(1,176,757)	(1,254,218)
Liabilities and Stockholders' Equity	244,322	338,841
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	156,063	344,376
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	500	500
Assets	156,563	344,876
LIABILITIES
Accounts payable and accrued expenses	0	12,501
Accounts payable - affiliates	3,025,264	3,001,623
Capital contributions payable	9,352	9,352
Liabilities	3,034,616	3,023,476
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,630,189)	(2,432,731)
General partner	(247,864)	(245,869)
Partners' Capital	(2,878,053)	(2,678,600)
Liabilities and Stockholders' Equity	156,563	344,876
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	114,217	325,579
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	114,217	325,579
LIABILITIES
Accounts payable and accrued expenses	0	19,800
Accounts payable - affiliates	2,427,842	2,443,015
Capital contributions payable	0	0
Liabilities	2,427,842	2,462,815
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,005,642)	(1,831,017)
General partner	(307,983)	(306,219)
Partners' Capital	(2,313,625)	(2,137,236)
Liabilities and Stockholders' Equity	114,217	325,579
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	278,922	200,227
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	278,922	200,227
LIABILITIES
Accounts payable and accrued expenses	5,000	8,178
Accounts payable - affiliates	2,667,771	2,610,014
Capital contributions payable	9,999	9,999
Liabilities	2,682,770	2,628,191
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,194,512)	(2,218,387)
General partner	(209,336)	(209,577)
Partners' Capital	(2,403,848)	(2,427,964)
Liabilities and Stockholders' Equity	278,922	200,227
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	492,120	562,226
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,250	1,250
Assets	493,370	563,476
LIABILITIES
Accounts payable and accrued expenses	16,222	55,386
Accounts payable - affiliates	914,217	2,155,199
Capital contributions payable	0	10,001
Liabilities	930,439	2,220,586
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(175,254)	(1,383,095)
General partner	(261,815)	(274,015)
Partners' Capital	(437,069)	(1,657,110)
Liabilities and Stockholders' Equity	493,370	563,476
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	563,940	476,868
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	5,400	5,400
Assets	569,340	482,268
LIABILITIES
Accounts payable and accrued expenses	5,101	30,000
Accounts payable - affiliates	2,560,808	2,300,560
Capital contributions payable	14,490	14,490
Liabilities	2,580,399	2,345,050
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,650,695)	(1,503,901)
General partner	(360,364)	(358,881)
Partners' Capital	(2,011,059)	(1,862,782)
Liabilities and Stockholders' Equity	569,340	482,268
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	312,310	550,614
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	65,391	130,783
Other assets	7,233	20,074
Assets	384,934	701,471
LIABILITIES
Accounts payable and accrued expenses	0	10,000
Accounts payable - affiliates	2,175,083	2,195,499
Capital contributions payable	10,020	22,861
Liabilities	2,185,103	2,228,360
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,575,720)	(1,305,173)
General partner	(224,449)	(221,716)
Partners' Capital	(1,800,169)	(1,526,889)
Liabilities and Stockholders' Equity	384,934	701,471
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	329,156	259,714
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,550	3,550
Assets	332,706	263,264
LIABILITIES
Accounts payable and accrued expenses	5,070	0
Accounts payable - affiliates	1,660,464	1,329,696
Capital contributions payable	40,968	40,968
Liabilities	1,706,502	1,370,664
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,016,310)	(752,578)
General partner	(357,486)	(354,822)
Partners' Capital	(1,373,796)	(1,107,400)
Liabilities and Stockholders' Equity	332,706	263,264
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	246,671	214,315
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	246,671	214,315
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,226,601	2,895,197
Capital contributions payable	10,197	10,197
Liabilities	3,236,798	2,905,394
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,621,579)	(2,325,521)
General partner	(368,548)	(365,558)
Partners' Capital	(2,990,127)	(2,691,079)
Liabilities and Stockholders' Equity	246,671	214,315
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	304,531	421,530
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	500	6,675
Assets	305,031	428,205
LIABILITIES
Accounts payable and accrued expenses	0	10,000
Accounts payable - affiliates	1,470,602	1,396,458
Capital contributions payable	127,396	127,396
Liabilities	1,597,998	1,533,854
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,052,981)	(867,536)
General partner	(239,986)	(238,113)
Partners' Capital	(1,292,967)	(1,105,649)
Liabilities and Stockholders' Equity	305,031	428,205
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	31,776
OTHER ASSETS
Cash and cash equivalents	185,230	181,199
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	25,000	25,000
Assets	210,230	237,975
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,711,114	2,346,962
Capital contributions payable	66,294	66,294
Liabilities	2,777,408	2,413,256
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,162,248)	(1,774,270)
General partner	(404,930)	(401,011)
Partners' Capital	(2,567,178)	(2,175,281)
Liabilities and Stockholders' Equity	210,230	237,975
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	52,794
OTHER ASSETS
Cash and cash equivalents	429,921	495,360
Notes receivable	46,908	46,908
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	476,829	595,062
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,634,439	2,411,011
Capital contributions payable	173,561	173,561
Liabilities	2,808,000	2,584,572
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,901,497)	(1,563,253)
General partner	(429,674)	(426,257)
Partners' Capital	(2,331,171)	(1,989,510)
Liabilities and Stockholders' Equity	476,829	595,062
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	277,132	240,231
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	277,132	240,231
LIABILITIES
Accounts payable and accrued expenses	3,403	3,403
Accounts payable - affiliates	1,769,570	1,639,856
Capital contributions payable	69,154	69,154
Liabilities	1,842,127	1,712,413
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,323,565)	(1,231,680)
General partner	(241,430)	(240,502)
Partners' Capital	(1,564,995)	(1,472,182)
Liabilities and Stockholders' Equity	277,132	240,231
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	14,637	64,486
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	14,637	64,486
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,340,741	3,022,850
Capital contributions payable	0	0
Liabilities	3,340,741	3,022,850
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,992,453)	(2,628,390)
General partner	(333,651)	(329,974)
Partners' Capital	(3,326,104)	(2,958,364)
Liabilities and Stockholders' Equity	14,637	64,486
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	93,491
OTHER ASSETS
Cash and cash equivalents	118,570	116,848
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	118,570	210,339
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,842,062	1,613,702
Capital contributions payable	0	0
Liabilities	1,842,062	1,613,702
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,424,232)	(1,107,304)
General partner	(299,260)	(296,059)
Partners' Capital	(1,723,492)	(1,403,363)
Liabilities and Stockholders' Equity	118,570	210,339
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	57,706
OTHER ASSETS
Cash and cash equivalents	159,780	133,266
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	159,780	190,972
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,001,422	1,840,826
Capital contributions payable	0	0
Liabilities	2,001,422	1,840,826
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,644,562)	(1,454,692)
General partner	(197,080)	(195,162)
Partners' Capital	(1,841,642)	(1,649,854)
Liabilities and Stockholders' Equity	159,780	190,972
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	36,479
OTHER ASSETS
Cash and cash equivalents	378,738	346,391
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	378,738	382,870
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,837,419	1,632,555
Capital contributions payable	138,438	138,438
Liabilities	1,975,857	1,770,993
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,365,584)	(1,158,678)
General partner	(231,535)	(229,445)
Partners' Capital	(1,597,119)	(1,388,123)
Liabilities and Stockholders' Equity	378,738	382,870
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	30,033	999,523
OTHER ASSETS
Cash and cash equivalents	224,156	235,617
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	254,189	1,235,140
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,488,032	1,392,823
Capital contributions payable	0	0
Liabilities	1,488,032	1,392,823
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,003,220)	62,178
General partner	(230,623)	(219,861)
Partners' Capital	(1,233,843)	(157,683)
Liabilities and Stockholders' Equity	254,189	1,235,140
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	127,952	1,378,166
OTHER ASSETS
Cash and cash equivalents	182,356	187,805
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	310,308	1,565,971
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,324,299	1,187,499
Capital contributions payable	0	0
Liabilities	1,324,299	1,187,499
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(807,409)	571,129
General partner	(206,582)	(192,657)
Partners' Capital	(1,013,991)	378,472
Liabilities and Stockholders' Equity	310,308	1,565,971
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	307,320	2,491,075
OTHER ASSETS
Cash and cash equivalents	81,751	109,745
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	389,071	2,600,820
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,406,215	2,206,199
Capital contributions payable	102	102
Liabilities	2,406,317	2,206,301
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,772,130)	615,517
General partner	(245,116)	(220,998)
Partners' Capital	(2,017,246)	394,519
Liabilities and Stockholders' Equity	389,071	2,600,820
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	892,598	2,811,584
OTHER ASSETS
Cash and cash equivalents	194,350	215,834
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	226,608	458,451
Other assets	1,218	1,218
Assets	1,314,774	3,487,087
LIABILITIES
Accounts payable and accrued expenses	0	8,924
Accounts payable - affiliates	2,656,140	2,418,072
Capital contributions payable	100	100
Liabilities	2,656,240	2,427,096
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(1,078,882)	1,298,560
General partner	(262,584)	(238,569)
Partners' Capital	(1,341,466)	1,059,991
Liabilities and Stockholders' Equity	1,314,774	3,487,087
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	1,676,228	3,740,801
OTHER ASSETS
Cash and cash equivalents	341,295	311,423
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	345,802	430,304
Other assets	51,003	51,003
Assets	2,437,118	4,556,321
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,773,533	1,523,753
Capital contributions payable	73,433	73,433
Liabilities	1,846,966	1,597,186
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	825,189	3,170,482
General partner	(235,037)	(211,347)
Partners' Capital	590,152	2,959,135
Liabilities and Stockholders' Equity	2,437,118	4,556,321
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	4,021,942	6,613,148
OTHER ASSETS
Cash and cash equivalents	226,214	234,982
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	333,960	593,492
Other assets	85,341	85,341
Assets	4,667,457	7,526,963
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,959,668	1,704,370
Capital contributions payable	121,112	121,112
Liabilities	2,080,780	1,825,482
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	2,882,332	5,965,988
General partner	(295,655)	(264,507)
Partners' Capital	2,586,677	5,701,481
Liabilities and Stockholders' Equity	4,667,457	7,526,963
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	2,365,868	5,205,103
OTHER ASSETS
Cash and cash equivalents	423,458	395,938
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,413,990	1,696,790
Other assets	0	0
Assets	4,203,316	7,297,831
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,093,203	808,505
Capital contributions payable	254,640	254,640
Liabilities	1,347,843	1,063,145
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	3,064,367	6,409,788
General partner	(208,894)	(175,102)
Partners' Capital	2,855,473	6,234,686
Liabilities and Stockholders' Equity	4,203,316	7,297,831
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	8,228,807	12,086,770
OTHER ASSETS
Cash and cash equivalents	462,109	425,893
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	89,078	1,638,551
Other assets	0	0
Assets	8,779,994	14,151,214
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,000,557	633,993
Capital contributions payable	16,724	16,724
Liabilities	1,017,281	650,717
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	8,038,748	13,719,154
General partner	(276,035)	(218,657)
Partners' Capital	7,762,713	13,500,497
Liabilities and Stockholders' Equity	8,779,994	14,151,214
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	8,838,302	11,632,800
OTHER ASSETS
Cash and cash equivalents	305,141	291,568
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	92,724	190,832
Other assets	0	0
Assets	9,236,167	12,115,200
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	777,775	528,247
Capital contributions payable	0	0
Liabilities	777,775	528,247
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	8,636,551	11,733,826
General partner	(178,159)	(146,873)
Partners' Capital	8,458,392	11,586,953
Liabilities and Stockholders' Equity	$ 9,236,167	$ 12,115,200